ACQUISITIONS - SCHEDULE OF BUSINESS ACQUISITIONS (Details) - USD ($) $ in Thousands		Jan. 20, 2015	Mar. 28, 2014
Golar Eskimo
Business Acquisition
Purchase consideration	[1]	$ 227,170
Vessel and equipment, including allocation to charter		389,552
Adjustment for the interest rate swap asset (liability) assumed		0
Long-term debt		(162,830)
Cash		298
Others		150
Subtotal		(227,170)
Excess of the consideration transferred and fair value of net assets acquired		$ 0
Golar Igloo
Business Acquisition
Purchase consideration	[1]		$ 156,001
Vessel and equipment, including allocation to charter			310,000
Adjustment for the interest rate swap asset (liability) assumed			3,636
Long-term debt			(161,270)
Cash			682
Others			2,953
Subtotal			(156,001)
Excess of the consideration transferred and fair value of net assets acquired			$ 0

[1]	The purchase consideration comprises the following:(in thousands of $)Golar EskimoGolar IglooLoan from Golar220,000—Cash consideration paid to Golar7,170148,730Adjustment for the interest rate swap asset (liability) assumed—3,636Purchase price adjustments—3,635 227,170156,001